UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INVESTMENT TRUST, EMERGING MARKETS FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2004



[LOGO OF USAA]
   USAA(R)

          USAA EMERGING
                  MARKETS Fund

                     [GRAPHIC OF USAA EMERGING MARKETS FUND]

   A n n u a l   R e p o r t

--------------------------------------------------------------------------------
   MAY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   5

FINANCIAL INFORMATION

    Distributions to Shareholders                                           12

    Report of Independent Registered Public Accounting Firm                 13

    Portfolio of Investments                                                14

    Notes to Portfolio of Investments                                       21

    Financial Statements                                                    22

    Notes to Financial Statements                                           25

DIRECTORS' AND OFFICERS' INFORMATION                                        38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                       FIRST-QUARTER EARNINGS WERE STRONG . . .
[PHOTO OF CHRISTOPHER W. CLAUS]            SECOND-QUARTER EARNINGS SHOULD
                                                CONTINUE TO IMPRESS.

                                                         "
--------------------------------------------------------------------------------

                 As I write to you in early June, the U.S. economy continues to improve. The country has seen job growth for nine consecutive months, including 248,000 new jobs created in May. The gross domestic product (GDP) is also growing at a healthy pace - up 3.9% during the first quarter - and I expect the economy to be reasonably strong throughout 2004. First-quarter earnings were strong, exceeding expectations by a record number. Second-quarter earnings should continue to impress.

                 Despite the good news, the financial markets have been volatile and nervous. The primary concerns are the price of oil, Iraq, the pending presidential election, inflation, and rising interest rates. In the case of oil, demand is outstripping supply, with buyers now paying a "terrorist premium." A disruption in oil production would make oil prices spike, and if oil costs more than $40 a barrel, the price increase could wipe out about one-half percent of world GDP.

                 Iraq is likely to remain a difficult situation for years to come as democracy in the Middle East strives to take root. And while markets tend to perform fairly well during presidential elections - perhaps an expression of voters' optimism - no one knows quite what to expect this time around. On the inflation front, our expectation is that inflation will remain moderate and under control, even though the price of oil and some foods may rise. The Federal Reserve Board (the Fed) is expected to raise short-term interest rates, but we believe any rate increases in the near future

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 will occur at a "measured pace." If inflation does rise above the level expected, the Fed is likely to move more quickly and aggressively in an effort to combat long-term inflation.

                 Going forward, we expect stock prices to end the year higher than they are now. Short-term interest rates should rise, making money market funds a more attractive choice for people holding cash. Longer-term investors will feel the initial pinch of rate increases, but should be rewarded in time with the potential for higher yields and the compounding of interest payments.

                 Regardless of what occurs in the coming months, we remain committed to helping you achieve your investment goals. Our market-tested portfolio management team will continue to provide you with a range of resources, including quality service and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                           5/31/04                  5/31/03
--------------------------------------------------------------------------------
Net Assets                               $95.1 Million            $54.8 Million
Net Asset Value Per Share                   $10.06                    $7.24


--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/04
--------------------------------------------------------------------------------
1 YEAR                    5 YEARS                 SINCE INCEPTION ON 11/7/94
 39.14%                    3.69%                            1.21%


                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                         CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LIPPER EMERGING        USAA         LIPPER EMERGING             MSCI
                MARKETS FUNDS    EMERGING MARKETS   MARKETS FUNDS         EMERGING MARKETS
                   AVERAGE            FUND              INDEX                  INDEX
               ---------------   ----------------  ---------------        ----------------
11/07/94          $10,000           $10,000           $10,000                $10,000
11/30/94            9,668             9,550             9,656                  9,601
12/31/94            9,006             9,170             8,923                  8,830
01/31/95            8,179             8,390             8,010                  7,891
02/28/95            8,052             8,300             7,877                  7,688
03/31/95            8,124             8,720             7,912                  7,737
04/30/95            8,468             9,130             8,166                  8,084
05/31/95            8,895             9,770             8,547                  8,514
06/30/95            8,920             9,950             8,582                  8,540
07/31/95            9,267            10,320             8,881                  8,731
08/31/95            9,091            10,090             8,653                  8,526
09/30/95            9,109             9,940             8,611                  8,485
10/31/95            8,718             9,330             8,253                  8,160
11/30/95            8,585             9,286             8,040                  8,015
12/31/95            8,868             9,505             8,318                  8,370
01/31/96            9,646            10,634             9,074                  8,965
02/29/96            9,596            10,767             8,968                  8,823
03/31/96            9,661            10,716             9,043                  8,891
04/30/96           10,108            11,291             9,362                  9,247
05/31/96           10,256            11,424             9,455                  9,206
06/30/96           10,331            11,260             9,473                  9,263
07/31/96            9,735            10,436             8,924                  8,630
08/31/96           10,026            10,824             9,168                  8,851
09/30/96           10,101            10,974             9,262                  8,928
10/31/96            9,850            10,608             9,049                  8,690
11/30/96           10,100            10,921             9,254                  8,835
12/31/96           10,279            11,082             9,334                  8,875
01/31/97           11,117            11,933            10,048                  9,480
02/28/97           11,514            12,331            10,406                  9,886
03/31/97           11,262            12,094            10,141                  9,627
04/30/97           11,376            11,965            10,141                  9,644
05/31/97           11,901            12,418            10,491                  9,920
06/30/97           12,595            12,988            11,005                 10,451
07/31/97           13,038            13,267            11,327                 10,607
08/31/97           11,918            12,251            10,080                  9,257
09/30/97           12,423            12,928            10,444                  9,513
10/31/97           10,518            10,917             8,700                  7,952
11/30/97           10,124            10,393             8,302                  7,662
12/31/97           10,305            10,699             8,378                  7,847
01/31/98            9,583             9,715             7,794                  7,231
02/28/98           10,452            10,808             8,490                  7,986
03/31/98           10,850            11,333             8,807                  8,333
04/30/98           10,931            11,234             8,849                  8,242
05/31/98            9,529             9,814             7,682                  7,113
06/30/98            8,647             8,863             6,954                  6,367
07/31/98            8,917             9,029             7,166                  6,568
08/31/98            6,423             6,118             5,112                  4,669
09/30/98            6,594             6,548             5,304                  4,965
10/31/98            7,170             7,496             5,814                  5,488
11/30/98            7,622             7,893             6,204                  5,945
12/31/98            7,519             7,904             6,127                  5,859
01/31/99            7,373             7,706             6,002                  5,764
02/28/99            7,321             7,651             5,951                  5,820
03/31/99            8,119             8,411             6,614                  6,587
04/30/99            9,211             9,580             7,533                  7,402
05/31/99            9,118             9,360             7,442                  7,359
06/30/99           10,220            10,363             8,277                  8,194
07/31/99            9,966            10,128             8,072                  7,972
08/31/99            9,845             9,972             7,982                  8,044
09/30/99            9,482             9,506             7,699                  7,772
10/31/99            9,823             9,717             7,930                  7,937
11/30/99           10,891            10,528             8,805                  8,649
12/31/99           12,883            12,049            10,352                  9,749
01/31/00           12,773            11,794            10,232                  9,807
02/29/00           13,337            12,193            10,537                  9,937
03/31/00           13,477            12,171            10,568                  9,985
04/30/00           12,022            10,616             9,418                  9,039
05/31/00           11,320             9,972             8,917                  8,665
06/30/00           11,873            10,505             9,359                  8,970
07/31/00           11,323            10,026             8,977                  8,509
08/31/00           11,567            10,159             9,070                  8,551
09/30/00           10,386             9,259             8,203                  7,804
10/31/00            9,635             8,703             7,591                  7,238
11/30/00            8,727             7,825             6,905                  6,605
12/31/00            9,029             8,203             7,154                  6,765
01/31/01           10,114             8,970             7,983                  7,696
02/28/01            9,331             8,203             7,364                  7,094
03/31/01            8,472             7,470             6,661                  6,397
04/30/01            8,961             7,814             7,002                  6,713
05/31/01            9,221             7,959             7,194                  6,793
06/30/01            9,055             7,847             7,069                  6,654
07/31/01            8,456             7,436             6,630                  6,233
08/31/01            8,285             7,169             6,544                  6,172
09/30/01            7,120             6,269             5,610                  5,217
10/31/01            7,548             6,580             5,904                  5,540
11/30/01            8,305             7,103             6,489                  6,119
12/31/01            8,827             7,728             6,904                  6,604
01/31/02            9,182             8,107             7,176                  6,828
02/28/02            9,378             8,363             7,336                  6,940
03/31/02            9,917             8,921             7,738                  7,359
04/30/02           10,009             8,932             7,833                  7,406
05/31/02            9,920             8,843             7,761                  7,288
06/30/02            9,195             8,185             7,193                  6,741
07/31/02            8,516             7,494             6,656                  6,228
08/31/02            8,575             7,583             6,710                  6,324
09/30/02            7,737             6,769             6,037                  5,642
10/31/02            8,092             7,014             6,325                  6,008
11/30/02            8,595             7,505             6,751                  6,421
12/31/02            8,380             7,338             6,584                  6,208
01/31/03            8,311             7,248             6,546                  6,181
02/28/03            8,145             7,048             6,391                  6,014
03/31/03            7,875             6,847             6,185                  5,844
04/30/03            8,606             7,505             6,781                  6,364
05/31/03            9,245             8,062             7,269                  6,821
06/30/03            9,679             8,453             7,635                  7,210
07/31/03           10,170             8,921             7,984                  7,661
08/31/03           10,854             9,378             8,518                  8,176
09/30/03           11,035             9,590             8,707                  8,235
10/31/03           11,913            10,315             9,385                  8,936
11/30/03           12,063            10,505             9,524                  9,046
12/31/03           13,028            11,229            10,333                  9,702
01/31/04           13,427            11,575            10,629                 10,046
02/29/04           14,031            12,077            11,106                 10,510
03/31/04           14,199            12,155            11,255                 10,645
04/30/04           13,089            11,408            10,368                  9,775
05/31/04           12,835            11,218            10,166                  9,645

                                  [END CHART]

                 DATA SINCE INCEPTION ON 11/7/94 THROUGH 5/31/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

                 o The Lipper Emerging Markets Funds Average, an average of emerging markets funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

                 o The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

D. KIRK HENRY, CFA                               CAROLYN M. KEDERSHA, CFA, CPA
   The Boston Company Asset                         The Boston Company Asset
   Management, LLC                                  Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Emerging Markets Fund had a total return of 39.14% for the year ended May 31, 2004. This compares to a return of 39.85% for the Lipper Emerging Markets Funds Index, 38.82% for the Lipper Emerging Markets Fund Average, and 41.02% for the Morgan Stanley Capital International (MSCI) Emerging Markets Index for the period.

WHAT LED TO THE STRONG PERFORMANCE IN EMERGING MARKETS?

                 Emerging markets tend to be leading indicators, performing well when the global economy is reflating, since they are providers of raw materials and low-cost manufacturing. Lower interest rates and fiscal stimulation from the United States played a role, as has the rise of local demand in many emerging market economies, particularly in China, India, Thailand, Taiwan, and, more recently, Mexico. Continued economic restructuring has also been a factor, because several economies have de-linked their currencies from the U.S. dollar, privatized state-owned assets, and implemented banking reforms.

DID EMERGING MARKETS RALLY THROUGHOUT THE REPORTING PERIOD?

                 It was a strong year, but we did begin to see some stock market corrections toward the end of the reporting period. Among the factors that caused uncertainty were (and are) the U.S. presidential election, high oil prices, terrorist attacks on oil facilities, and concern over whether the Chinese economy can have a soft landing after years of sizzling growth. As economies reflated, there was a rising tide that lifted all boats and led lower-quality companies to lead most emerging stock markets higher.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Now, as the economic cycle matures, macroeconomic issues are giving way to company-by-company fundamentals - a backdrop that should favor our style of investing in high-quality issues.

WHICH GEOGRAPHIC REGIONS DID THE FUND EMPHASIZE?

                 We were heavily invested in India, but began to reduce our overweight position in late 2003 as many of our stocks reached their price targets. This proved beneficial because the Indian market subsequently sold off. Two Indian companies that contributed to performance were Reliance Industries Ltd., a diversified industrial company with interests in oil and gas, power generation, and telecoms; and Satyam Computer Services Ltd., a software development firm that is benefiting from Western outsourcing. We had strong stock selection in Taiwan, South Korea, and Brazil, as well as in Poland, where a copper mining company we owned, KGHM Polska Miedz S.A., performed very well.

WHAT AREAS DETRACTED FROM PERFORMANCE?

                 We were overweight in Mexico, and we did not own America Movil, a mobile telecom company there, due to valuation. However, the Mexican stock market had shown signs of picking up as the reporting year ended. Our underweight position in information technology was detrimental, but our stock selection was good in the sector overall. Our overweight position in consumer staples also detracted from performance because investors avoided the more defensive sectors.

WHAT'S YOUR MARKET OUTLOOK?

                 We believe stock selection will be much more important moving forward. In fact, we saw this shift begin in April and May 2004. We want to own companies that can manage their profit margins through a wide range of economic cycles.

                 We will continue working hard on your behalf. Thank you for the confidence you have placed in us.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------
                  TOP 10 INDUSTRIES*
                   (% of Net Assets)
----------------------------------------------------------
Diversified Banks                                    12.9%

Integrated Telecommunication Services                11.0%

Integrated Oil & Gas                                  7.5%

Electric Utilities                                    4.7%

Wireless Telecommunication Services                   4.7%

Industrial Conglomerates                              3.5%

Semiconductors                                        3.5%

Computer Hardware                                     2.5%

Multi-Line Insurance                                  2.5%

Packaged Foods & Meat                                 2.2%
----------------------------------------------------------

*EXCLUDES MONEY MARKET INSTRUMENTS.

---------------------------------------------------------
                  TOP 10 EQUITY HOLDINGS
                    (% of Net Assets)
---------------------------------------------------------
Korea Electric Power Corp.                           2.6%

China Mobile Ltd.                                    2.5%

Nedcor Ltd.                                          2.5%

Telefonos de Mexico S.A. de C.V.                     2.2%

United Microelectronics                              2.2%

Anglo American plc                                   2.1%

SASOL Ltd.                                           1.9%

Petroleo Brasileiro S.A. ADR                         1.8%

KT Corp. ADR                                         1.7%

LUKoil Holdings ADR                                  1.7%
---------------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         ASSET ALLOCATION
                              5/31/04

            [PIE CHART OF ASSET ALLOCATION]

Other*                                          19.5%
Korea                                           16.5%
South Africa                                    12.3%
Taiwan                                          12.0%
Brazil                                          10.0%
Mexico                                           7.4%
India                                            6.8%
Hong Kong                                        4.4%
United Kingdom                                   3.6%
Malaysia                                         3.4%
Thailand                                         3.1%

                     [END CHART]

                 *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO AND
                  MONEY MARKET INSTRUMENTS.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS (unaudited)

USAA EMERGING MARKETS FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year by the Fund is $2,540,000 and $253,000, respectively.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

         USAA EMERGING MARKETS FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Emerging Markets Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
                 Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Emerging Markets Fund as of May 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                         /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 9, 2004

14

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA EMERGING MARKETS FUND
MAY 31, 2004

                                                                                MARKET
     NUMBER                                                                      VALUE
  OF SHARES   SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              STOCKS (96.3%)

              AFRICA (0.5%)
     23,060   BidBEE Ltd. (Industrial Conglomerates)*                         $    132
     51,000   Tongaat-Hulett Group Ltd. (Agricultural Products)                    352
                                                                              --------
                                                                                   484
                                                                              --------
              BERMUDA (0.3%)
    396,000   Texwinca Holdings Ltd. (Textiles)                                    315
                                                                              --------

              BRAZIL (10.0%)
     12,760   Banco Bradesco S.A. (Preferred) (Diversified Banks)                  539
     15,500   Banco Itau S.A. ADR (Preferred) (Diversified Banks)                  655
     10,800   Brasil Telecom Participacoes S.A. ADR (Preferred)
                 (Integrated Telecommunication Services)                           311
     13,800   Companhia Brasileira de Distribuicao Grupo Pao de Acucar GDR
                 (Preferred) (Hypermarkets & Super Centers)                        207
 57,920,000   Companhia Energetica de Minas Gerais (CEMIG) (Preferred)
                 (Electric Utilities)                                              798
 14,452,900   Companhia Paranaense de Energia-Copel (Electric Utilities)            32
 84,177,700   Companhia Paranaense de Energia-Copel (Preferred) (Electric
                 Utilities)                                                        252
      5,200   Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)         264
     57,300   Companhia de Bebidas das Americas ADR (Preferred) (Brewers)        1,086
 14,000,000   Companhia de Saneamento Basico de Sao Paulo (SABESP) (Water
                 Utilities)                                                        539
  8,400,000   Companhia de Tecidos Norte de Minas (Preferred) (Textiles)           551
 13,500,000   Duratex S.A. (Preferred) (Building Products)                         260
     25,234   Embraer Empresa Brasileira de Aeronautica S.A. ADR
                 (Preferred) (Aerospace & Defense)                                 643
     67,126   Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas)                1,752
     22,400   Tele Celular Sul Participacoes S.A. ADR (Preferred)
                 (Wireless Telecommunication Services)(a)                          291
     20,300   Telecomunicacoes Brasileiras S.A. ADR (Preferred)
                 (Integrated Telecommunication Services)                           537
 32,600,000   Telecomunicacoes FIA (Preferred) (Integrated
                 Telecommunication Services)                                       435
  8,000,000   Telemar Norte Leste S.A. (Preferred) "A" (Integrated
                 Telecommunication Services)                                       127
103,300,000   Telemig Celular S.A. (Preferred) (Wireless Telecommunication
                 Services)                                                         147

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                                                                                MARKET
   NUMBER                                                                        VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
    9,900     Ultrapar Participacoes S.A. ADR (Preferred) (Oil & Gas
                 Refining & Marketing & Transportation)                       $     94
                                                                              --------
                                                                                 9,520
                                                                              --------
              CHILE (0.4%)
   13,800     Banco Santander Chile S.A. ADR (Diversified Banks)                   366
                                                                              --------
              CHINA (2.0%)
1,331,000     China Telecom Corp. Ltd. (Integrated Telecommunication
                 Services)                                                         418
1,806,000     Qingling Motors Co. Ltd. "H" (Automobile Manufacturers)              243
2,528,100     Shandong International Power Development Co. Ltd. "H"
                 (Electric Utilities)                                              811
2,463,400     Sinopec Yizheng Chemical Fibre Co. Ltd. "H" (Specialty
                 Chemicals)                                                        452
                                                                              --------
                                                                                 1,924
                                                                              --------
              CROATIA (0.5%)
   34,900     Pliva d.d. GDR (Pharmaceuticals)                                     515
                                                                              --------
              CZECH REPUBLIC (0.4%)
   26,700     Cesky Telecom A.S. (Integrated Telecommunication Services)           335
                                                                              --------
              EGYPT (0.6%)
   80,500     Commercial International Bank S.A.E. GDR (Diversified Banks)         291
   34,200     Suez Cement Co. S.A.E. GDR (Construction Materials)*                 309
                                                                              --------
                                                                                   600
                                                                              --------
              HONG KONG (4.4%)
   35,000     Beijing Enterprises Holdings Ltd. (Packaged Foods & Meat)             39
  843,600     China Mobile Ltd. (Wireless Telecommunication Services)            2,414
  818,400     China Resources Enterprise Ltd. (Industrial Conglomerates)         1,013
  371,900     Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)         687
                                                                              --------
                                                                                 4,153
                                                                              --------
              HUNGARY (2.3%)
    8,636     Gedeon Richter Rt. (Pharmaceuticals)                                 853
   14,900     MOL Magyar Olaj-es Gazipari Rt. (Integrated Oil & Gas)               572
  193,700     Magyar Tavkozlesi Rt. (Integrated Telecommunication Services)        754
                                                                              --------
                                                                                 2,179
                                                                              --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                                                                                MARKET
   NUMBER                                                                        VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              INDIA (6.8%)
   19,800     Dr. Reddy's Laboratories Ltd. ADR (Pharmaceuticals)             $    367
   30,100     Gail India Ltd. GDR (Oil & Gas Refining & Marketing &
                 Transportation)                                                   608
   34,500     Hindalco Industries Ltd. GDR (Aluminum)                              693
   61,400     ICICI Bank Ltd. ADR (Diversified Banks)                              790
   39,700     ITC Ltd. GDR (Tobacco)                                               774
  175,650     Mahanagar Telephone Nigam Ltd. ADR (Integrated
                 Telecommunication Services)(a)                                  1,024
   72,557     Reliance Industries Ltd. GDR (Diversified Chemicals)               1,549
   10,100     Satyam Computer Services Ltd. ADR (IT Consulting
                 & Other Services)                                                 197
   17,400     State Bank of India Ltd. GDR (Diversified Banks)                     426
                                                                              --------
                                                                                 6,428
                                                                              --------
              INDONESIA (2.2%)
  798,000     Astra Agro Lestari Tbk (Agricultural Products)                       215
  284,000     PT Gudang Garam Tbk (Tobacco)                                        442
7,956,000     PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)                600
  320,300     PT Indonesian Satellite Corp. Tbk (Integrated
                 Telecommunication Services)                                       137
  890,400     PT Telekomunikasi Tbk "B" (Integrated Telecommunication
                 Services)                                                         711
                                                                              --------
                                                                                 2,105
                                                                              --------
              ISRAEL (1.3%)
  368,900     Bank Hapoalim Ltd. (Diversified Banks)                               948
  130,100     Super-Sol Ltd. (Food Retail)                                         296
                                                                              --------
                                                                                 1,244
                                                                              --------
              KOREA (16.5%)
   11,440     Cheil Jedang Corp. (Packaged Foods & Meat)                           605
    6,300     Hyundai Department Store Co. (Department Stores)                     149
    3,220     Hyundai Mobis (Auto Parts & Equipment)                               131
   17,050     Hyundai Motor Co. Ltd. (Automobile Manufacturers)                    655
   36,590     INI Steel Co. (Steel)                                                274
   55,000     Industrial Bank of Korea (Consumer Finance)                          355
   93,600     KT Corp. ADR (Integrated Telecommunication Services)               1,633
   72,753     Kangwon Land Inc. (Casinos & Gaming)                                 796
   60,440     Kia Motors Corp. (Automobile Manufacturers)                          517
   37,900     Kookmin Bank (Diversified Banks)                                   1,318

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                                                                                MARKET
   NUMBER                                                                        VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
    4,300     Kookmin Bank ADR (Diversified Banks)*                           $    148
  155,540     Korea Electric Power Corp. (Electric Utilities)                    2,518
   28,869     Korea Exchange Bank (Diversified Banks)*                             146
   10,220     LG Household & Health Care Ltd. (Household Products)                 263
   10,370     POSCO (Steel)                                                      1,282
   11,600     POSCO ADR (Steel)                                                    369
    4,300     SK Telecom Co. Ltd. (Wireless Telecommunication Services)            731
    8,400     SK Telecom Co. Ltd. ADR (Wireless Telecommunication
                 Services)(a)                                                      175
   65,600     Samsung Corp. (Trading Companies & Distributors)                     825
   19,450     Samsung Electro Mechanics Co. Ltd. (Communications
                 Equipment)                                                        610
    2,752     Samsung Electronics Co. Ltd. (Semiconductors)                      1,229
   14,430     Samsung Fire & Marine Insurance Co. Ltd. (Multi-Line
                 Insurance)                                                        926
                                                                              --------
                                                                                15,655
                                                                              --------
              MALAYSIA (3.4%)
  571,300     Gamuda Berhad (Construction & Engineering)                           819
  176,800     Genting Berhad (Casinos & Gaming)                                    721
  120,000     Kuala Lumpur Kepong Berhad (Agricultural Products)                   201
  116,400     Malaysia International Shipping Corp. Berhad (Marine)                365
  124,400     Proton Holdings Berhad (Automobile Manufacturers)                    257
  653,000     Sime Darby Berhad (Multi-Sector Holdings)                            902
                                                                              --------
                                                                                 3,265
                                                                              --------
              MEXICO (7.4%)
  100,001     Cemex S.A. de C.V. (Construction Materials)                          584
   64,000     Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks)                     1,399
  567,100     Controladora Comercial Mexicana S.A. de C.V.
                 (UBC) "B" (Food Retail)                                           666
1,364,833     Desc S.A. de C.V. ADR "B" (Industrial Conglomerates)*                401
  310,700     Grupo Continental S.A. (Soft Drinks)                                 485
  478,600     Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)     1,256
   31,000     Organizacion Soriana S.A. de C.V. "B" (Food Distributors)             98
   63,300     Telefonos de Mexico S.A. de C.V. ADR "L" (Integrated
                 Telecommunication Services)                                     2,129
                                                                              --------
                                                                                 7,018
                                                                              --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                                                                                MARKET
   NUMBER                                                                        VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              PHILIPPINES (0.6%)
  241,000     ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV)*       $     91
  495,240     Bank of the Philippine Islands (Diversified Banks)                   372
  267,400     Manila Electric Co. "B" (Construction & Engineering)*                153
                                                                              --------
                                                                                   616
                                                                              --------
              POLAND (2.8%)
    1,600     Bank Polska Kasa Opieki Grupa (Diversified Banks)                     52
    3,600     Bank Przemyslowo-Handlowy PBK S.A. (Diversified Banks)               401
   72,100     KGHM Polska Miedz S.A. (Diversified Metals & Mining)*                509
   96,600     Polski Koncern Naftowy Orlen S.A. (Integrated Oil & Gas)             723
   77,000     Telekomunikacja Polska S.A. GDR (Integrated
                 Telecommunication Services)                                       295
  168,057     Telekomunikacja Polska S.A. (Integrated Telecommunication
                 Services)                                                         651
                                                                              --------
                                                                                 2,631
                                                                              --------
              RUSSIA (2.3%)
   14,600     LUKoil Holdings ADR (Integrated Oil & Gas)                         1,606
   19,800     YUKOS ADR (Integrated Oil & Gas)                                     610
                                                                              --------
                                                                                 2,216
                                                                              --------
              SOUTH AFRICA (12.3%)
   85,100     ABSA Group Ltd. (Diversified Banks)                                  615
  365,000     Aveng Ltd. (Building Products)                                       442
  135,882     Bidvest Group Ltd. (Industrial Conglomerates)                      1,090
  203,000     Illovo Sugar Ltd. (Packaged Foods & Meat)                            237
   42,000     Imperial Holdings Ltd. (Trucking)                                    452
1,361,407     Metro Cash & Carry Ltd. (Food Distributors)*                         519
  541,093     Nampak Ltd. (Paper Packaging)                                      1,161
  248,536     Nedcor Ltd. (Diversified Banks)                                    2,389
  121,900     SASOL Ltd. (Integrated Oil & Gas)                                  1,853
  309,000     Sanlam Ltd. (Life & Health Insurance)                                421
   60,800     Sappi Ltd. (Paper Products)                                          850
  244,000     Shoprite Holdings Ltd. (Food Retail)                                 345
  565,234     Steinhoff International Holdings Ltd. (Home Furnishings)             713
   43,000     Tiger Brands Ltd. (Packaged Foods & Meat)                            595
                                                                              --------
                                                                                11,682
                                                                              --------
              TAIWAN (12.0%)
  462,949     Accton Technology Corp. (Communications Equipment)                   297
  470,375     Asustek Computer, Inc. (Computer Storage & Peripherals)            1,150
  201,000     China Motor Corp., Ltd. (Automobile Manufacturers)                   285

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                                                                                MARKET
    NUMBER                                                                       VALUE
 OF SHARES    SECURITY                                                           (000)
--------------------------------------------------------------------------------------
    44,900   Chunghwa Telecom Co. Ltd. ADR (Integrated Telecommunication
                Services)                                                    $    725
    15,000   Compal Electronics Inc. GDR (Computer Hardware)                       92
 1,130,000   Compal Electronics, Inc. (Computer Hardware)                       1,390
   499,200   Delta Electronics, Inc. (Electronic Equipment Manufacturers)         689
   323,264   Elan Microelectronics Corp. (Semiconductor Equipment)                258
   726,000   First Financial Holding Co. Ltd. (Diversified Banks)*                549
   355,647   Nan Ya Plastic Corp. (Diversified Chemicals)                         479
   430,000   Nien Hsing Textile Co. Ltd. (Textiles)                               421
    20,000   President Chain Store Corp. (Food Retail)                             36
   394,500   Quanta Computer, Inc. (Computer Hardware)                            900
 2,084,821   SinoPac Holdings Co. (Diversified Banks)                           1,120
   721,720   Taiwan Cellular Corp. (Wireless Telecommunication Services)          685
 2,386,431   United Microelectronics (Semiconductors)                           2,077
   581,440   Yageo Corp. (Electrical Components & Equipment)*                     305
                                                                             --------
                                                                               11,458
                                                                             --------
             THAILAND (3.1%)
 2,944,100   Charoen Pokphand Foods Public Co. Ltd. (Agricultural
                Products)                                                         253
   270,400   Delta Electronics Public Co. Ltd. (Electrical Components &
                Equipment)                                                        162
    13,000   Electricity Generating Public Co. Ltd. (Electric Utilities)           23
   443,500   Kasikornbank plc (Diversified Banks)*                                539
 2,483,000   Krung Thai Bank Public Co. Ltd. (Regional Banks)                     673
    60,400   PTT Exploration & Production Public Co. Ltd. (Oil & Gas
                Exploration & Production)                                         381
   578,000   Siam Commercial Bank Public Co. Ltd. (Diversified Banks)             652
   194,600   Siam Makro Public Co. Ltd. (General Merchandise Stores)              230
                                                                             --------
                                                                                2,913
                                                                             --------
             TURKEY (0.6%)
36,120,000   Hurriyet Gazetecilik ve Matbaacilik A.S. (Publishing)*                92
80,999,000   Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas Refining
                & Marketing & Transportation)                                     485
                                                                             --------
                                                                                  577
                                                                             --------
             UNITED KINGDOM (3.6%)
    94,191   Anglo American plc (Precious Metals & Minerals)                    1,975
   815,100   Old Mutual plc (Multi-Line Insurance)                              1,412
                                                                             --------
                                                                                3,387
                                                                             --------
             Total stocks (cost: $84,925)                                      91,586
                                                                             --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                                                                                MARKET
   NUMBER                                                                        VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.7%)

              MONEY MARKET FUNDS (2.5%)
  117,799     AIM Short-Term Investment Co. Liquid Assets Portfolio,
                  1.01%(b,c)                                                  $    118
  157,769     Merrill Lynch Premier Institutional Fund, 0.99%(b,c)                 158
2,098,082     SSgA Prime Money Market Fund, 0.91%(c)                             2,098
                                                                              --------
                                                                                 2,374
                                                                              --------
PRINCIPAL
   AMOUNT
    (000)
---------
              REPURCHASE AGREEMENT (0.2%)
     $200     Morgan Stanley & Co., Inc., 1.01%, acquired on 5/28/2004
                 and due 6/1/2004, at $200 (collateralized by $210 of Fannie
                 Mae Discount Notes(e), due 2/4/2005; market value $208)(b,d)      200
                                                                              --------
              Total money market instruments (cost: $2,574)                      2,574
                                                                              --------

              TOTAL INVESTMENTS (COST: $87,499)                               $ 94,160
                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
MAY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

              Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

              The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

              ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

              GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) The security or a portion thereof was out on loan as of May
                     31, 2004.

                 (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

                 (c) Rate represents the money market fund annualized seven-day yield at May 31, 2004.

                 (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

                 (e) U.S. government agency issues. Securities issued by
                     government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                 * Non-income-producing security for the year ended May 31, 2004.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND
MAY 31, 2004

ASSETS
   Investments in securities, at market value (including securities
      on loan of $440) (identified cost of $87,499)                     $ 94,160
   Cash                                                                       34
   Cash denominated in foreign currencies (identified cost of $1,422)      1,442
   Receivables:
      Capital shares sold                                                     61
      USAA Transfer Agency Company                                             1
      Dividends and interest                                                 399
      Securities sold                                                        245
                                                                        --------
         Total assets                                                     96,342
                                                                        --------

LIABILITIES
   Payables:
      Upon return of securities loaned                                       476
      Securities purchased                                                   498
      Capital shares redeemed                                                 69
   Accrued management fees                                                    81
   Accrued transfer agent's fees                                               3
   Other accrued expenses and payables                                       135
                                                                        --------
         Total liabilities                                                 1,262
                                                                        --------
            Net assets applicable to capital shares outstanding         $ 95,080
                                                                        ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                      $175,959
   Accumulated undistributed net investment income                           623
   Accumulated net realized loss on investments                          (88,106)
   Net unrealized appreciation of investments                              6,661
   Net unrealized depreciation on foreign currency translations              (57)
                                                                        --------
      Net assets applicable to capital shares outstanding               $ 95,080
                                                                        ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                         9,455
                                                                        ========
   Net asset value, redemption price, and offering price per share      $  10.06
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND
YEAR ENDED MAY 31, 2004

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $253)          $ 2,297
  Interest                                                        15
  Securities lending                                               8
                                                             -------
     Total income                                              2,320
                                                             -------

EXPENSES
  Management fees                                                816
  Administrative and servicing fees                              124
  Transfer agent's fees                                          288
  Custody and accounting fees                                    213
  Postage                                                         25
  Shareholder reporting fees                                      17
  Trustees' fees                                                   6
  Registration fees                                               46
  Professional fees                                               44
  Other                                                            4
                                                             -------
     Total expenses                                            1,583
  Expenses paid indirectly                                       (25)
                                                             -------
     Net expenses                                              1,558
                                                             -------

NET INVESTMENT INCOME                                            762
                                                             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments                                              15,113
     Foreign currency transactions                               (67)
  Change in net unrealized appreciation/depreciation of:
     Investments                                               5,516
     Foreign currency translations                               (56)
                                                             -------
           Net realized and unrealized gain                   20,506
                                                             -------
  Increase in net assets resulting from operations           $21,268
                                                             =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND
YEARS ENDED MAY 31,

                                                                  2004         2003
                                                             ----------------------
FROM OPERATIONS
   Net investment income                                     $     762     $    197
   Net realized gain on investments                             15,113        1,999
   Net realized loss on foreign currency transactions              (67)        (113)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                5,516       (6,168)
      Foreign currency translations                                (56)         (12)
                                                             ----------------------
      Increase (decrease) in net assets resulting
         from operations                                        21,268       (4,097)
                                                             ----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   144,757       88,106
   Cost of shares redeemed                                    (125,739)     (86,288)
                                                             ----------------------
      Increase in net assets from capital
         share transactions                                     19,018        1,818
                                                             ----------------------
   Net increase (decrease) in net assets                        40,286       (2,279)

NET ASSETS
      Beginning of period                                       54,794       57,073
                                                             ----------------------
      End of period                                          $  95,080     $ 54,794
                                                             ======================

   Accumulated undistributed net investment income (loss):
      End of period                                          $     623     $     (6)
                                                             ======================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  15,944       13,344
   Shares redeemed                                             (14,059)     (12,973)
                                                             ----------------------
      Increase in shares outstanding                             1,885          371
                                                             ======================
       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND
MAY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Emerging Markets Fund (the Fund). The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

                    1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                    2. Securities trading in various foreign markets may take
                       place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                       (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                       time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                    3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                    4. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    5. Securities for which market quotations are not readily
                       available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                    investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

                 E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                    in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/ losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                 F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                    commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                    May 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $25,000.

                 G. INDEMNIFICATIONS - Under the Trust's organizational
                    documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

                 H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

         borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement).
         The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended
         May 31, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the year ended May 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book-and tax-basis accounting for foreign currency gains and losses and foreign capital gains taxes resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $133,000. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

         There were no distributions paid by the Fund during the years ended May 31, 2004, and 2003.

         As of May 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                             $    697,000
         Accumulated capital and other losses                       (88,050,000)
         Unrealized appreciation of investments                       6,531,000
         Unrealized depreciation on foreign currency translations       (57,000)

         The difference between book-basis and tax-basis appreciation of investments is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2004, the Fund utilized capital loss carryovers of $14,555,000 to offset capital gains. At May 31, 2004, the Fund had a current post-October currency loss of $74,000, and capital loss carryovers of $87,976,000 for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2007 and 2010, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

CAPITAL LOSS CARRYOVER                      BALANCE           EXPIRES
---------------------------------------------------------------------
                                          $40,625,000           2007
                                           17,388,000           2009
                                           29,963,000           2010

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended May 31, 2004, were $78,167,000 and $59,067,000, respectively.

         The cost of securities at May 31, 2004, for federal income tax purposes, was $87,629,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2004, for federal income tax purposes, were $9,672,000 and $3,141,000, respectively, resulting in net unrealized appreciation of $6,531,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

         At May 31, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                                    FOREIGN CURRENCY CONTRACTS TO BUY
---------------------------------------------------------------------------------------------------
                                                 U.S. DOLLAR                           UNREALIZED
EXCHANGE               CONTRACTS TO              VALUE AS OF       IN EXCHANGE        APPRECIATION
  DATE                   RECEIVE                  5/31/2004       FOR U.S. DOLLAR    (DEPRECIATION)
---------------------------------------------------------------------------------------------------
6/01/2004                  210                      $32                $32               $-
                  South African Rand
---------------------------------------------------------------------------------------------------

                                     FOREIGN CURRENCY CONTRACTS TO SELL
---------------------------------------------------------------------------------------------------
                                                 U.S. DOLLAR                           UNREALIZED
EXCHANGE               CONTRACTS TO              VALUE AS OF        IN EXCHANGE       APPRECIATION
  DATE                   DELIVER                  5/31/2004       FOR U.S. DOLLAR    (DEPRECIATION)
---------------------------------------------------------------------------------------------------
6/01/2004                 1,730                      $66               $66                $-
                       Czech Koruna
6/01/2004                  281                        25                25                 -
                       Mexican Peso
---------------------------------------------------------------------------------------------------
                                                     $91               $91                 -
---------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2004, the Fund loaned securities having a fair market

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

         value of approximately $440,000 and received cash collateral of $476,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                    (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/-1.00% to 4.00%                         +/-0.04%

+/-4.01% to 7.00%                         +/-0.05%

+/-7.01% and greater                      +/-0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    For the year ended May 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $816,000, which is net of a performance adjustment of $(9,000) that decreased the base management fee of 1.00% by 0.01%.

                 B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company), under which The Boston Company directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company a subadvisory fee.

                 C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $124,000.

                 D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.80% of the Fund's

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

                    average annual net assets, effective March 1, 2004, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. Prior to March 1, 2004, the expense limitation was 2.10% of the Fund's annual average net assets. There were no reimbursable expenses for the year ended May 31, 2004.

                 E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $288,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $1,000 at May 31, 2004.

                 F. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED MAY 31,
                                    -----------------------------------------------------------------------------
                                       2004              2003              2002              2001            2000
                                    -----------------------------------------------------------------------------
Net asset value at
   beginning of period              $  7.24           $  7.93           $  7.16           $  8.98        $   8.49
                                    -----------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)         .07               .03(a)           (.02)(a)           .04(a)          .02
   Net realized and
      unrealized gain (loss)           2.75              (.72)(a)           .81(a)          (1.85)(a)         .54
                                    -----------------------------------------------------------------------------
Total from investment operations       2.82              (.69)(a)           .79(a)          (1.81)(a)         .56
Less distributions:
   From net investment income             -                 -              (.02)             (.01)           (.07)
                                    -----------------------------------------------------------------------------
Net asset value at end of period    $ 10.06           $  7.24           $  7.93           $  7.16        $   8.98
                                    =============================================================================
Total return (%)*                     38.95             (8.70)            11.11            (20.19)           6.55
Net assets at end of period (000)   $95,080           $54,794           $57,073           $51,709        $234,953
Ratio of expenses to
   average net assets (%)**            1.92(b)           2.33(b)           2.51(b)           1.39(b)         1.28
Ratio of net investment
   income (loss) to average
   net assets (%)**                     .92               .42              (.33)              .47             .14
Portfolio turnover (%)                75.67            140.89            257.45            196.75          147.24

 *  Assumes reinvestment of all net investment income distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
**  For the year ended May 31, 2004, average net assets were $82,617,000.
(a) Calculated using average shares.
(b) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                       (.03%)               -              (.01%)            (.01%)           N/A

38

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of May 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
             AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2,4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO
           (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

44

 N O T E S
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

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

25558-0704                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 9 funds. The aggregate fees accrued or paid by the Registrant to its independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal years ended May 31, 2003 and 2004 were $140,400 and $154,195, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of its internal controls for fiscal years ending May 31, 2003 and May 31, 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:


                 Review of         Analysis                       Review of
                 Federal, State    of Passive                     US/UK Tax
                 and City Income   Foreign     Quarterly          Treaty and
                 and tax returns   Investment  Diversification    issues related
                 and excise tax    Company     Review under       to grantor
                 calculations      Status      Subchapter M       trust               TOTAL
---------------------------------------------------------------------------------------------
FYE 5/31/2003        $38,395           -0-          -0-                -0-           $38,395
FYE 5/31/2004        $39,700         $4,583       $5,400             $1,547          $51,230
---------------------------------------------------------------------------------------------
TOTAL                $78,095         $4,583       $5,400             $1,547          $89,625
---------------------------------------------------------------------------------------------

All tax services were preapproved by the Audit Committee of the Registrant.

(d) ALL OTHER FEES. The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for the fiscal year ended May 31, 2003. The services are detailed in the table below:


--------------------------------------------------------------------------------
                   DESCRIPTION OF OTHER SERVICES - 5/31/2003
--------------------------------------------------------------------------------
DESCRIPTION OF SERVICE              AMOUNT PAID                PARTY PAYING
--------------------------------------------------------------------------------
Review of Corporate                  $ 7,960                      IMCO
Governance Procedures

Review of Anti-Money                 $ 2,500                      IMCO
Laundering Procedures

As of Review                         $ 4,000                      SAS

Reporting and Oversight Review       $ 6,576                      IMCO
--------------------------------------------------------------------------------
TOTAL                                $21,036
--------------------------------------------------------------------------------

These services provided in the fiscal year ending May 31, 2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) directly related to fund operations will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending May 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, SAS, for the fiscal years ending May 31, 2003 and May 31, 2004 were $114,431 and $88,730, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 22, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 26, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 26, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.